Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Mar. 29, 2013
(Delaware Dividend Income Fund) | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Delaware Dividend Income Fund) | Class A
Average Annual Return:
1 Year	7.15%
5 Years	2.71%
10 Years	6.36%
(Delaware Dividend Income Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	6.26%
5 Years	1.43%
10 Years	5.12%
(Delaware Dividend Income Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.95%
5 Years	1.58%
10 Years	4.88%
(Delaware Dividend Income Fund) | Class B
Average Annual Return:
1 Year	8.78%
5 Years	2.76%
10 Years	5.16%
(Delaware Dividend Income Fund) | Class C
Average Annual Return:
1 Year	11.78%
5 Years	3.15%
10 Years	5.06%
(Delaware Dividend Income Fund) | Institutional Class
Average Annual Return:
1 Year	13.93%
5 Years	4.20%
10 Years	7.24%
(Delaware Dividend Income Fund) | Class R
Average Annual Return:
Label	(lifetime: 10/1/03—12/31/12)
1 Year	13.37%
5 Years	3.67%
Lifetime	5.57%
(Delaware Small Cap Core Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.35%
5 Years	3.56%
10 Years	9.72%
(Delaware Small Cap Core Fund) | Class A
Average Annual Return:
1 Year	8.65%
5 Years	2.87%
10 Years	8.87%
(Delaware Small Cap Core Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	8.64%
5 Years	2.85%
10 Years	7.89%
(Delaware Small Cap Core Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.64%
5 Years	2.45%
10 Years	7.46%
(Delaware Small Cap Core Fund) | Class C
Average Annual Return:
Label	(lifetime: 8/1/05–12/31/12)
1 Year	13.42%
5 Years	3.31%
Lifetime	3.14%
(Delaware Small Cap Core Fund) | Institutional Class
Average Annual Return:
1 Year	15.62%
5 Years	4.36%
10 Years	9.71%
(Delaware Small Cap Core Fund) | Class R
Average Annual Return:
Label	(lifetime: 8/1/05–12/31/12)
1 Year	15.06%
5 Years	3.83%
Lifetime	3.67%
(Delaware Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.54%
10 Years	9.50%
(Delaware Small Cap Value Fund) | Class A
Average Annual Return:
1 Year	6.58%
5 Years	4.82%
10 Years	9.67%
(Delaware Small Cap Value Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	6.44%
5 Years	4.62%
10 Years	8.78%
(Delaware Small Cap Value Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.45%
5 Years	4.13%
10 Years	8.34%
(Delaware Small Cap Value Fund) | Class B
Average Annual Return:
1 Year	8.23%
5 Years	4.90%
10 Years	9.67%
(Delaware Small Cap Value Fund) | Class C
Average Annual Return:
1 Year	11.27%
5 Years	5.28%
10 Years	9.52%
(Delaware Small Cap Value Fund) | Institutional
Average Annual Return:
1 Year	13.37%
5 Years	6.33%
10 Years	10.62%
(Delaware Small Cap Value Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03–12/31/12)
1 Year	12.78%
5 Years	5.80%
Lifetime	9.02%